FINANCIAL RISK MANAGEMENT - Credit risk and impairment credit losses on financial assets (Details) - Credit risk - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit risk exposure
Number of days for significant increase in credit risk	30 days
Deposits and loans issued
Credit risk exposure
Exposure to credit risk	₽ 94,757	₽ 83,865
Trade and other receivables
Credit risk exposure
Exposure to credit risk	39,151	37,143
Cash and cash equivalents
Credit risk exposure
Exposure to credit risk	38,070	84,075
Notes
Credit risk exposure
Exposure to credit risk	15,957	31,235
Securities held by MTS Bank
Credit risk exposure
Exposure to credit risk	13,273	22,487
Mutual funds
Credit risk exposure
Exposure to credit risk	9,349
Assets in Sistema Capital trust management
Credit risk exposure
Exposure to credit risk	8,195	11,644
Contingent consideration
Credit risk exposure
Exposure to credit risk	2,013
Derivative instruments
Credit risk exposure
Exposure to credit risk	₽ 370	₽ 6,074